UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Falcon Point Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600
Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   October 24, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      125

Form 13F Information Table Value Total:      100,002 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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
NAME OF ISSUER              TITLE  CUSIP      VALUE      SHARES           INV.  OTHE  VOTING
                            OF                X1000                       DISC  R     AUTH
                            CLASS                                         .     MGR
                                                                                      SOLE
AAR Corp.                   COM    000361105  1,292      42,572      SH   Sole        42,572
ADC Telecommunications,     COM    000886309  301        15,372      SH   Sole        15,372
Inc.
AMN Healthcare Services,    COM    001744101  296        15,812      SH   Sole        15,812
Inc.
Affiliated Managers Group   COM    008252108  1,169      9,166       SH   Sole        9,166
Alliance Data Systems       COM    018581108  766        9,896       SH   Sole        9,896
Allis-Chalmers Energy Inc.  COM    019645506  222        11,739      SH   Sole        11,739
Amdocs Limited              COM    g02602103  1,074      28,891      SH   Sole        28,891
American Oriental           COM    028731107  756        67,773      SH   Sole        67,773
Bioengineeri
Apollo Group Inc.           COM    037604105  793        13,190      SH   Sole        13,190
Argon ST INC                COM    040149106  843        42,582      SH   Sole        42,582
Black Box Corp.             COM    091826107  634        14,837      SH   Sole        14,837
Bluephoenix Solutions Ltd   COM    m20157109  966        52,445      SH   Sole        52,445
Broadcom                    COM    111320107  273        7,482       SH   Sole        7,482
C R A International, Inc.   COM    12618t105  996        20,661      SH   Sole        20,661
Carrizo Oil & Gas Inc.      COM    144577103  503        11,222      SH   Sole        11,222
Cellcom Israel Ltd          COM    M2196U109  492        20,242      SH   Sole        20,242
Chicago Bridge & Iron-NY    COM    167250109  1,296      30,093      SH   Sole        30,093
SHR
China Security &            COM    16942J105  568        23,368      SH   Sole        23,368
Surveillance
Comtech Group               COM    205821200  1,424      78,178      SH   Sole        78,178
Comverse Technology Inc.    COM    205862402  460        23,208      SH   Sole        23,208
Conceptus Inc               COM    206016107  359        18,902      SH   Sole        18,902
Crown Holdings Inc.         COM    228368106  649        28,519      SH   Sole        28,519
Cybersource Corp.           COM    23251j106  275        23,550      SH   Sole        23,550
Cypress Semiconductor       COM    232806109  286        9,775       SH   Sole        9,775
Corp.
D R S Technologies Inc.     COM    23330X100  331        6,003       SH   Sole        6,003
Dealertrack Holdings Inc    COM    242309102  2,050      48,958      SH   Sole        48,958
Digital River Inc           COM    25388b104  838        18,725      SH   Sole        18,725
Durect Corp.                COM    266605104  1,379      251,644     SH   Sole        251,644
EBay Inc                    COM    278642103  621        15,925      SH   Sole        15,925
Equinix Inc                 COM    29444u502  264        2,977       SH   Sole        2,977
Ericsson Telephone Co. ADR  COM    294821608  614        15,423      SH   Sole        15,423
FEI Corp.                   COM    30241L109  526        16,723      SH   Sole        16,723
Falconstor Software Inc     COM    306137100  895        74,281      SH   Sole        74,281
Flir Systems                COM    302445101  1,564      28,229      SH   Sole        28,229
General Cable Corp.         COM    369300108  888        13,233      SH   Sole        13,233
Gilead                      COM    375558103  684        16,744      SH   Sole        16,744
Google Inc. Class A         COM    38259p508  1,527      2,692       SH   Sole        2,692
Harmonic, Inc.              COM    413160102  318        30,012      SH   Sole        30,012
Hub Group, Inc.             COM    443320106  710        23,653      SH   Sole        23,653
Icon PLC - Sponsored ADR    COM    45103t107  1,470      28,808      SH   Sole        28,808
Informatica Corp.           COM    45666q102  384        24,466      SH   Sole        24,466
Insight Enterprises         COM    45765U103  709        27,470      SH   Sole        27,470
Interdigital Inc.           COM    45867g101  888        42,718      SH   Sole        42,718
Intermap Technologies Corp  COM    458977du6  539        86,720      SH   Sole        86,720
Internap Networks           COM    45885a300  611        43,144      SH   Sole        43,144
Internet Gold-Golden Lines  COM    m56595107  1,181      99,886      SH   Sole        99,886
Intersil Holdings Corp.     COM    46069S109  639        19,100      SH   Sole        19,100
Invitrogen Corp             COM    46185r100  858        10,492      SH   Sole        10,492
Jabil Circuits              COM    466313103  494        21,649      SH   Sole        21,649
Jacobs Engineering Group    COM    469814107  484        6,398       SH   Sole        6,398
Inc.
Kenexa Corp                 COM    488879107  2,182      70,881      SH   Sole        70,881
Levitt Corp - Cl A          COM    52742p108  66         32,925      SH   Sole        32,925
Lexington Realty Trust      COM    529043101  904        45,155      SH   Sole        45,155
Luna Innovations            COM    550351100  264        61,046      SH   Sole        61,046
MPS Group, Inc.             COM    553409103  354        31,708      SH   Sole        31,708
Magma Design Automation     COM    559181102  550        39,070      SH   Sole        39,070
Marchex Inc.                COM    56624r108  667        70,140      SH   Sole        70,140
Marvell Technology          COM    g5876h105  326        19,900      SH   Sole        19,900
Maxim Integrated Products   COM    57772K101  318        10,846      SH   Sole        10,846
Inc.
Merrill Lynch & Co          COM    590188108  701        9,841       SH   Sole        9,841
MetroPCS Communications,    COM    591708102  844        30,924      SH   Sole        30,924
INc.
Mid-America Apartment       COM    59522J103  726        14,570      SH   Sole        14,570
Communit
Mosys Inc                   COM    619718109  459        64,965      SH   Sole        64,965
NCI Buildings Systems       COM    628852105  312        7,214       SH   Sole        7,214
NII Holdings, Inc. - Class  COM    62913f201  2,278      27,730      SH   Sole        27,730
B
NXStage Medical Inc         COM    67072V103  456        31,499      SH   Sole        31,499
Online Resources            COM    68273G101  263        20,781      SH   Sole        20,781
Corporation
Otelco Inc.                 COM    688823202  1,643      89,577      SH   Sole        89,577
Panera Bread Company        COM    69840w108  299        7,338       SH   Sole        7,338
PerkinElmer Inc.            COM    714046109  769        26,330      SH   Sole        26,330
Pharm. Product              COM    717124101  417        11,780      SH   Sole        11,780
Physicians Formula          COM    719427106  275        23,458      SH   Sole        23,458
Holdings
Power Integrations, Inc.    COM    739276103  2,169      73,018      SH   Sole        73,018
Pozen                       COM    73941u102  154        13,960      SH   Sole        13,960
Priceline.com Inc.          COM    741503403  2,172      24,477      SH   Sole        24,477
Providence Service Corp     COM    743815102  550        18,736      SH   Sole        18,736
Reddy Ice Holdings, Inc.    COM    75734r105  1,103      41,810      SH   Sole        41,810
Rowan Companies, Inc.       COM    779382100  327        8,933       SH   Sole        8,933
Ruby Tuesday, Inc.          COM    781182100  189        10,322      SH   Sole        10,322
Seagate Technology          COM    G7945J104  552        21,572      SH   Sole        21,572
Semtech Corp.               COM    816850101  833        40,652      SH   Sole        40,652
Shanda Interactive Enter-   COM    81941q203  917        24,659      SH   Sole        24,659
ADR
Smith & Wesson              COM    831756101  532        27,850      SH   Sole        27,850
Smith Micro Software        COM    832154108  1,160      72,255      SH   Sole        72,255
Spirit Aerosystems Hold -   COM    848574109  263        6,748       SH   Sole        6,748
Cl A
Sterling Construction Co.   COM    859241101  306        13,274      SH   Sole        13,274
Tessera Technologies Inc.   COM    88164L100  680        18,133      SH   Sole        18,133
Transocean Inc              COM    010638763  616        5,446       SH   Sole        5,446
Trident Microsystems, Inc.  COM    895919108  471        29,625      SH   Sole        29,625
Tupperware Corp.            COM    899896104  1,217      38,650      SH   Sole        38,650
U-Store-It Trust            COM    91274f104  522        39,580      SH   Sole        39,580
UTI Worldwide               COM    G87210103  480        20,897      SH   Sole        20,897
United Online Inc           COM    911268100  477        31,776      SH   Sole        31,776
Urban Outfitters Inc.       COM    917047102  460        21,078      SH   Sole        21,078
Urstadt Biddle Properties   COM    917286205  796        51,440      SH   Sole        51,440
Vasco Data Security         COM    92230y104  800        22,651      SH   Sole        22,651
Internatio
Verigy Ltd                  COM    Y93691106  686        27,762      SH   Sole        27,762
Verisign                    COM    92343E102  276        8,187       SH   Sole        8,187
Visual Sciences, Inc.       COM    92845h108  916        63,428      SH   Sole        63,428
Volcom Inc.                 COM    92864n101  501        11,777      SH   Sole        11,777
Website Pros Inc.           COM    94769v105  1,583      151,463     SH   Sole        151,463
Yahoo! Inc.                 COM    984332106  723        26,936      SH   Sole        26,936
Zebra Technologies Corp.    COM    989207105  1,180      32,344      SH   Sole        32,344
iBasis                      COM    450732201  259        24,100      SH   Sole        24,100
iRobot Corp                 COM    462726100  596        29,967      SH   Sole        29,967
Lasalle Hotel Properties    PRD    517942504  1,226      50,000      SH   Sole        50,000
Prefe
Agere Systems  12/15/09     CVBON  00845VAA8  1,010      1,000,000   PRN  Sole        1,000,000
6.50%                       D
Charles River 2.875%        CVBON  159852AA0  1,031      750,000     PRN  Sole        750,000
6/15/34                     D
Ciena 3.75% '08             CVBON  171779AA9  1,042      1,050,000   PRN  Sole        1,050,000
                            D
Durect Corp                 CVBON  266605AB0  1,780      1,000,000   PRN  Sole        1,000,000
                            D
Emcore Corp 5.5% 5/15/2011  CVBON  290846AC8  732        500,000     PRN  Sole        500,000
                            D
Hercules II 6/30/29 6.5%    CVBON  427056BC9  1,539      1,769,000   PRN  Sole        1,769,000
                            D
Level 3 Comm Inc. 6% due    CVBON  52729NAS9  927        1,000,000   PRN  Sole        1,000,000
3/15/                       D
QLT Inc Due: 9/15/23 3%     CVBON  746927AB8  429        450,000     PRN  Sole        450,000
                            D
Richardson Electronics 7    CVBON  763165AD9  1,396      1,425,000   PRN  Sole        1,425,000
3/4%                        D
Sonic Automotive 5.25%      CVBON  83545GAE2  980        1,000,000   PRN  Sole        1,000,000
                            D
Standard Motor Products     CVBON  853666AB1  960        1,000,000   PRN  Sole        1,000,000
6.75%                       D
Carriage Service Cap        CVPFD  14444t309  1,265      30,125      SH   Sole        30,125
Continental Air 6%          CVPFD  210796306  1,147      30,000      SH   Sole        30,000
11/15/30
Crown Castle Int Pfd 6.25%  CVPFD  228227401  1,398      23,700      SH   Sole        23,700
due
Felcor Lodging              CVPFD  31430f200  1,131      48,200      SH   Sole        48,200
Newell Rubbermaid QUIPS     CVPFD  651195307  1,408      30,200      SH   Sole        30,200
Quadramed Corp 5.5%         CVPFD  74730W408  1,320      55,000      SH   Sole        55,000
Six Flags 7.25% 8/15/09     CVPFD  83001p505  947        45,000      SH   Sole        45,000
United Rentals 6.5% 8/1/28  CVPFD  91136h306  635        13,166      SH   Sole        13,166



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